Other non current assets	12 Months Ended
Dec. 31, 2012
Other Non Current Assets [Abstract]
Other Non Current Assets
10. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,
	2011	2012
Security deposits for derivatives	$33,100	$550
Option for construction of drillships	24,756	-
Deferred mobilization expenses	24,176	53,615
Other	15,540	29,125
	$97,572	$83,290

As of December 31, 2011, security deposits of $33,100 for the Ocean Rig Mykonos, were recorded as “Other non- current assets” in the accompanying consolidated balance sheet. These deposits were required by the counterparties to the Company's interest rate swap agreements. Following the commencement of operations of the Ocean Rig Mykonos, during the second quarter of 2012, these deposits were no longer required.

As of December 31, 2012, security deposits of $550 for the tankers Saga and Vilamoura, were recorded as "Other non-current assets" in the accompanying consolidated balance sheet due to the market loss in the swap agreements as of December 31, 2012.

On November 22, 2010, the Company, entered into an option contract with Samsung for the construction of up to four ultra-deepwater drillships, which will be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and the Ocean Rig Mykonos, with certain upgrades to vessel design and specifications. The option agreement required Dryships to pay a non-refundable slot reservation fee of $24,756 per drillship, with such fee to be applied towards the drillship contract price if the options are exercised. The option agreement was novated by the Company to Ocean Rig on December 30, 2010.

During 2011, the Company exercised three of the above options and as a result, the slot reservation fee for the three options exercised amounting to $74,268 was transferred to “Advances for vessels and drillships under construction and acquisitions”. On May 16, 2011, Ocean Rig entered into an addendum to the option contract for the construction of up to two additional drillships with the same contract terms, conditions and specifications as the four optional drillships under the original agreement.

On September 20, 2012, Ocean Rig exercised an option for the construction of a 7th generation drillship at Samsung and as a result the remainder slot reservation fee for the option exercised amounting to $24,756 was transferred from "Other non-current assets" to "Advances for vessels and drillships under construction". As at December 31, 2012, Ocean Rig has extended the date by which it must exercise the remaining options under the contract to March 31, 2013.